497(e)
                                                                      333-134304
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MONY Life Insurance Company of America

SUPPLEMENT DATED JUNE 14, 2010 TO THE CURRENT PROSPECTUS FOR

o Incentive Life Legacy(R)
o Incentive Life Legacy(R) II
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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

CHANGE TO PORTFOLIO OF EQ ADVISORS TRUST

PORTFOLIO SUB-ADVISER CHANGE

Effective on or about June 1, 2010, Invesco Advisers, Inc. replaced Morgan Stanley Investment Management, Inc. as the Sub-Adviser to the EQ/Van Kampen Comstock Portfolio.

AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "About the Portfolios of the Trusts" in your Prospectus for more information.


  INCENTIVE LIFE LEGACY(R) AND INCENTIVE LIFE LEGACY(R) II ARE ISSUED BY MONY
                        LIFE INSURANCE COMPANY OF AMERICA
AND INCENTIVE LIFE LEGACY(R) IS A REGISTERED SERVICE MARK OF AXA EQUITABLE LIFE
                       INSURANCE COMPANY (AXA EQUITABLE).
 CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC, 1290
                   AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

    COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                     MONY Life Insurance Company of America
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234


EVM-107 (6/10)                                                     145349 (6/10)
MLOA/IL Legacy/IL Legacy II NB/IF (SAR)                                   x03216